Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Benefit Plans
Total stock-based compensation expense	$ 3,283	$ 181	$ 4,929	$ 523	$ 203
Stock compensation costs capitalized	162	0	325	0	0
Cost of revenue - recurring
Benefit Plans
Total stock-based compensation expense	348		496
Cost of revenue - non-recurring
Benefit Plans
Total stock-based compensation expense	291		424
Sales and marketing
Benefit Plans
Total stock-based compensation expense	884		765
Research and development
Benefit Plans
Total stock-based compensation expense	535		615
General and administrative
Benefit Plans
Total stock-based compensation expense	$ 1,225	$ 181	$ 2,629	$ 523	$ 203